STOCK BASED COMPENSATION - Plans (Details) - shares	1 Months Ended
	May 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Options outstanding (in shares)		3,767,571	1,202,979	262,427
2019 Plan
Stock-based compensation
New shares reserved (in shares)	1,618,841
Reserved shares available from 2016 Plan (in shares)	2,911,159
Increase in number of shares reserved and available for issuance (as a percent)	5.00%
Expiration period	10 years
Vesting period	4 years
Number of shares available for future issuance		680,441
2019 Plan | Maximum
Stock-based compensation
Shares reserved (in shares)	4,530,000
2019 Plan | Options
Stock-based compensation
Maximum number of shares authorized for issuance	13,000,000